19 SHAREHOLDERS' EQUITY (Details 1) - shares		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Number bought back		7,409,500
Balance in treasury		1,387,524,047	1,387,524,047
Buyback program 9 [Member]
Board's Authorization	[1]	03/31/2015
Authorized quantity	[1]	32,770,055
Program Period	[1]	From 4/01/2015 to 6/30/2015
Balance in treasury	[1]	30,391,000
Buyback program [Member]
Board's Authorization		04/20/2018
Authorized quantity		30,391,000
Program Period		From 4/20/2018 to 4/30/2018
Minimum and maximum buyback price		Not applicable
Disposal of shares		22,981,500
Balance in treasury		7,409,500

[1]	There was no share buyback in this program.